ING USA ANNUITY AND LIFE INSURANCE COMPANY and its Separate Account B ING Focus Variable Annuity Supplement dated October 27, 2006 to the Contract Prospectus dated April 28, 2006, as supplemented

This supplement updates certain information contained in your Contract Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

Effective November 6, 2006, ING FMRSM Earnings Growth Portfolio will change its name to
ING FMRSM Large Cap Growth Portfolio. Accordingly, effective November 6, 2006, all references to ING FMRSM Earnings Growth Portfolio in the Contract Prospectus are deleted and replaced with ING FMRSM Large Cap Growth Portfolio.

X.90516-06A	October 2006